PROMISSORY NOTES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Promissory Note Payable 1 [Member]
Promissory notes payable	$ 46,000	$ 46,000	$ 46,000
Promissory Note Payable 2 [Member]
Promissory notes payable	5,000	5,000	5,000
Promissory Note Payable 3 [Member]
Promissory notes payable	5,000	5,000	5,000
Promissory Note Payable 4 [Member]
Promissory notes payable	28,500	28,500	28,500
Promissory Note Payable 5 [Member]
Promissory notes payable	9,667	9,667	9,667
Promissory Note Payable 6 [Member]
Promissory notes payable	12,439	12,439	0
Promissory Note Payable 7 [Member]
Promissory notes payable	4,495	4,495	0
Promissory Note Payable 8 [Member]
Promissory notes payable	3,000	3,000	0
Promissory Note Payable 9 [Member]
Promissory notes payable	8,670	8,670	0
Total Promissory Note Payable [Member]
Promissory notes payable	183,116	125,771
Promissory Note Payable 10 [Member]
Promissory notes payable	3,000	3,000	0
Promissory Note Payable 11 [Member]
Promissory notes payable	5,565	0	$ 94,167
Promissory Note Payable 12 [Member]
Promissory notes payable	6,500	0
Promissory Note Payable 13 [Member]
Promissory notes payable	20,000	0
Promissory Note Payable 14 [Member]
Promissory notes payable	3,045	0
Promissory Note Payable 15 [Member]
Promissory notes payable	2,230	0
Promissory Note Payable 16 [Member]
Promissory notes payable	2,500	0
Promissory Note Payable 17 [Member]
Promissory notes payable	4,500	0
Promissory Note Payable 18 [Member]
Promissory notes payable	$ 13,005	$ 0